UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital World Growth and Income FundSM
Investment portfolio

August 31, 2009
unaudited

Common stocks — 90.33%	Shares	Value (000)

FINANCIALS — 16.24%
Banco Santander, SA1	121,692,431	$1,877,921
BNP Paribas SA1	11,878,324	959,070
Société Générale[1]	10,456,976	847,744
Banco Bradesco SA, preferred nominative	42,524,400	697,028
Prudential PLC[1]	72,962,546	637,333
HSBC Holdings PLC (Hong Kong)[1]	26,720,033	284,720
HSBC Holdings PLC (United Kingdom)[1]	20,476,231	223,907
Credit Suisse Group AG1	9,295,200	474,290
UBS AG1,2	24,756,577	458,290
AXA SA1	19,352,129	442,662
Wells Fargo & Co.	15,000,000	412,800
Banco do Brasil SA, ordinary nominative	25,129,500	350,420
UniCredit SpA[1,2]	86,948,301	316,748
JPMorgan Chase & Co.	7,075,000	307,479
QBE Insurance Group Ltd.[1]	15,186,885	292,753
M&T Bank Corp.	4,637,700	286,424
Deutsche Bank AG1	3,999,079	272,612
Bank of New York Mellon Corp.	8,400,000	248,724
Sampo Oyj, Class A1	9,845,675	236,477
Bank of China Ltd., Class H1	462,756,000	225,000
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,888,045	148,875
Itaú Unibanco Holding SA, preferred nominative	1,771,000	30,190
Hang Seng Bank Ltd.[1]	12,242,700	174,247
Swire Pacific Ltd., Class A1	14,951,500	155,924
Barclays PLC[1,2]	24,591,602	150,863
CapitaMall Trust, units[1]	111,663,700	126,234
Skandinaviska Enskilda Banken AB, Class A1,2	17,905,920	126,080
Banco Bilbao Vizcaya Argentaria, SA1	6,684,097	119,291
Erste Bank der oesterreichischen Sparkassen AG1	2,613,645	111,561
Bank of America Corp.	5,521,958	97,131
Link REIT[1]	42,071,776	92,775
Australia and New Zealand Banking Group Ltd.[1]	5,036,228	90,331
ING Groep NV, depository receipts[1,2]	5,756,000	87,147
DnB NOR ASA[1,2]	7,419,300	76,239
Komercní banka, AS1	365,000	69,847
Unibail-Rodamco SE, non-registered shares[1]	350,000	69,426
Westpac Banking Corp.[1]	2,991,819	61,433
Kasikornbank PCL, nonvoting depository receipt[1]	26,250,000	56,389
NIPPONKOA Insurance Co., Ltd.[1]	8,860,000	54,889
Zurich Financial Services AG1	230,000	50,763
Grupo Financiero Banorte, SAB de CV, Series O	17,058,553	50,111
China Life Insurance Co. Ltd., Class H1	11,150,000	47,022
Swedbank AB, Class A, preference shares[2]	3,256,299	33,757
Swedbank AB, Class A1,2	1,167,300	12,252
Kimco Realty Corp.	3,632,329	45,586
American Express Co.	1,344,662	45,476
Sun Hung Kai Properties Ltd.[1]	3,083,000	41,711
Admiral Group PLC[1]	2,051,180	35,573
Equity Residential, shares of beneficial interest	1,129,107	30,836
Kerry Properties Ltd.[1]	4,932,405	23,424
Oversea-Chinese Banking Corp. Ltd.[1]	3,442,000	18,476
GAGFAH SA1	1,919,471	17,373
Developers Diversified Realty Corp.	2,032,000	15,931
Starwood Property Trust, Inc.[2]	750,000	14,843
ICICI Bank Ltd.[1]	934,200	14,386
ICICI Bank Ltd. (ADR)	4,000	122
Bank of the Philippine Islands[1]	12,957,990	11,897
Allied Capital Corp.	3,798,000	11,394
Lloyds Banking Group PLC[1,2]	2,574,034	4,657
Fortis SA/NV1,2	5,765,000	—
		12,276,864

TELECOMMUNICATION SERVICES — 9.77%
AT&T Inc.	39,012,030	1,016,263
Telefónica, SA1	36,505,000	922,151
América Móvil, SAB de CV, Series L (ADR)	17,725,500	800,306
France Télécom SA1	26,802,060	683,640
Verizon Communications Inc.	17,517,200	543,734
Singapore Telecommunications Ltd.[1]	185,204,810	403,410
Philippine Long Distance Telephone Co.[1]	4,852,460	250,489
Philippine Long Distance Telephone Co. (ADR)	1,650,000	84,893
Telekom Austria AG, non-registered shares[1]	18,337,970	320,754
Koninklijke KPN NV1	19,672,515	302,693
Vodafone Group PLC[1]	109,859,500	237,024
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	227,397,000	189,426
Belgacom SA1	4,280,000	160,647
Turkcell Iletisim Hizmetleri AS1	24,267,000	157,971
Telekomunikacja Polska SA1	23,688,710	133,871
CenturyTel, Inc.	4,079,126	131,470
Qwest Communications International Inc.	35,904,000	128,895
Türk Telekomünikasyon AS, Class D1	39,150,000	119,731
Telefónica 02 Czech Republic, AS1	4,222,000	117,430
Chunghwa Telecom Co., Ltd.[1]	62,373,298	106,827
OJSC Mobile TeleSystems (ADR)	2,313,137	100,344
Magyar Telekom Telecommunications PLC[1]	21,574,224	87,656
Advanced Info Service PCL[1]	25,877,600	65,673
NTT DoCoMo, Inc.[1]	38,700	59,631
Telmex Internacional, SAB de CV, Class L (ADR)	3,545,500	45,666
Far EasTone Telecommunications Co., Ltd.[1]	38,999,884	43,964
Telecom Italia SpA, nonvoting[1]	35,000,000	39,711
Teléfonos de México, SAB de CV, Class L (ADR)	1,798,300	33,430
KDDI Corp.[1]	4,800	27,309
MTN Group Ltd.[1]	1,527,205	25,193
Orascom Telecom Holding SAE (GDR)[1]	712,205	23,407
China Mobile Ltd.[1]	1,608,000	15,671
Globe Telecom, Inc.[1]	320,880	6,633
		7,385,913

CONSUMER DISCRETIONARY — 9.15%
Daimler AG1	12,685,000	573,791
Cie. Générale des Établissements Michelin, Class B1	7,579,000	572,137
Industria de Diseño Textil, SA1	9,807,876	534,998
OPAP SA1	14,822,910	361,918
British Sky Broadcasting Group PLC[1]	40,643,900	360,132
Vivendi SA1	12,475,100	356,050
H & M Hennes & Mauritz AB, Class B1	6,371,875	353,746
Honda Motor Co., Ltd.[1]	9,982,000	313,572
Toyota Motor Corp.[1]	6,856,000	292,746
Expedia, Inc.[2]	12,505,600	288,254
Li & Fung Ltd.[1]	85,990,000	284,077
Esprit Holdings Ltd.[1]	45,174,500	275,448
Renault SA1,2	5,304,131	240,191
Johnson Controls, Inc.	8,240,000	204,105
Bayerische Motoren Werke AG, nonvoting preferred[1]	2,580,000	77,571
Bayerische Motoren Werke AG1	1,675,000	76,502
Marks and Spencer Group PLC[1]	22,949,094	126,393
adidas AG1	2,225,000	105,100
Whirlpool Corp.	1,563,730	100,407
Lowe’s Companies, Inc.	4,600,000	98,900
Time Warner Inc.	3,333,333	93,033
Target Corp.	1,847,500	86,833
Swatch Group Ltd, non-registered shares[1]	297,300	64,435
Swatch Group Ltd[1]	521,655	22,182
McDonald’s Corp.	1,500,000	84,360
Billabong International Ltd.[1]	9,133,367	80,772
Staples, Inc.	3,500,000	75,635
Fiat SpA[1,2]	5,750,000	68,159
Comcast Corp., Class A	4,000,000	61,280
Kesa Electricals PLC[1,3]	26,593,098	60,976
News Corp., Class A	5,590,458	59,930
Yue Yuen Industrial (Holdings) Ltd.[1]	22,441,000	59,300
Accor SA1	1,111,600	58,718
Carnival Corp., units	2,000,000	58,500
Kingfisher PLC[1]	16,730,999	57,474
YUM! Brands, Inc.	1,590,000	54,458
Sherwin-Williams Co.	870,000	52,374
Porsche Automobil Holding SE, nonvoting preferred[1]	688,282	50,791
Aristocrat Leisure Ltd.[1]	8,517,734	33,019
Makita Corp.[1]	812,400	22,839
Limited Brands, Inc.	1,500,000	22,380
Fairfax Media Ltd.[1]	18,000,000	22,287
D.R. Horton, Inc.	1,500,000	20,115
KB Home	1,000,000	18,210
Mattel, Inc.	1,000,000	17,990
DSG international PLC[1,2]	39,752,154	17,913
		6,920,001

HEALTH CARE — 8.96%
Bayer AG, non-registered shares[1]	23,223,000	1,428,634
Novartis AG1	28,862,063	1,341,705
Roche Holding AG1	7,804,566	1,243,295
Merck & Co., Inc.	21,684,400	703,225
Schering-Plough Corp.	15,000,000	422,700
Lonza Group Ltd.[1]	2,309,299	227,147
Merck KGaA[1]	2,218,920	201,534
Johnson & Johnson	3,177,000	192,018
Abbott Laboratories	4,095,000	185,217
Pfizer Inc	8,350,000	139,445
UCB SA1	3,510,000	136,693
Medtronic, Inc.	3,423,800	131,132
Fresenius Medical Care AG & Co. KGaA[1]	2,525,000	113,605
Cochlear Ltd.[1]	2,059,500	97,555
AstraZeneca PLC (Sweden)[1]	1,622,798	76,319
Eli Lilly and Co.	2,000,000	66,920
Orion Oyj, Class B1	2,024,201	34,429
Teva Pharmaceutical Industries Ltd. (ADR)	665,000	34,247
		6,775,820

INFORMATION TECHNOLOGY — 8.79%
Microsoft Corp.	67,258,000	1,657,910
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	382,385,094	685,899
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	22,040,579	235,834
MediaTek Inc.[1]	41,551,014	602,011
Canon, Inc.[1]	8,949,100	341,507
Nintendo Co., Ltd.[1]	1,236,200	333,819
Oracle Corp.	14,410,000	315,147
Redecard SA, ordinary nominative	21,142,200	290,762
Automatic Data Processing, Inc.	6,420,000	246,207
Delta Electronics, Inc.[1]	81,913,920	218,599
Acer Inc.[1]	93,272,451	212,026
Accenture Ltd, Class A	6,385,700	210,728
HOYA CORP.[1]	8,438,000	189,790
HTC Corp.[1]	14,831,075	148,744
Intel Corp.	5,000,000	101,600
Siliconware Precision Industries Co., Ltd.[1]	78,206,000	97,603
Google Inc., Class A2	210,000	96,951
QUALCOMM Inc.	2,030,000	94,233
Murata Manufacturing Co., Ltd.[1]	1,838,700	86,635
Nokia Corp. (ADR)	4,169,800	58,419
Nokia Corp.[1]	1,971,000	27,633
Telefonaktiebolaget LM Ericsson, Class B1	8,000,000	76,800
Yahoo! Inc.[2]	4,156,000	60,719
SAP AG1	1,215,000	59,387
Analog Devices, Inc.	1,563,700	44,174
Ibiden Co., Ltd.[1]	1,200,000	42,442
Microchip Technology Inc.	1,340,000	35,577
International Business Machines Corp.	220,000	25,971
Wistron Corp.[1]	7,130,269	13,768
Advanced Semiconductor Engineering, Inc.[1]	18,981,000	13,452
Seagate Technology	800,000	11,080
Wincor Nixdorf AG1	190,000	10,781
		6,646,208

INDUSTRIALS — 8.17%
AB Volvo, Class B1	86,870,700	763,368
Siemens AG1	8,188,992	710,496
United Parcel Service, Inc., Class B	7,610,100	406,836
PACCAR Inc	8,520,000	308,168
Scania AB, Class B1	21,500,000	266,194
Air France[1,2,3]	15,541,220	238,622
Eaton Corp.	4,315,000	232,794
United Technologies Corp.	3,900,000	231,504
Burlington Northern Santa Fe Corp.	2,675,000	222,078
CSX Corp.	4,050,000	172,125
Komatsu Ltd.[1]	9,500,000	170,379
General Electric Co.	12,000,000	166,800
Deutsche Post AG1	9,305,000	161,023
ComfortDelGro Corp. Ltd.[1,3]	135,100,000	145,363
Singapore Technologies Engineering Ltd.[1]	76,260,000	136,988
Ryanair Holdings PLC (ADR)[2]	4,900,000	134,211
Macquarie Airports[1]	59,274,681	127,716
Robert Half International Inc.	4,600,000	120,934
Deutsche Lufthansa AG1	7,000,000	112,671
Qantas Airways Ltd.[1]	51,021,413	109,391
KONE Oyj, Class B1	3,040,000	105,973
MAN AG1	1,385,000	105,969
SGS SA1	81,707	101,336
Schneider Electric SA1	1,072,018	99,280
Waste Management, Inc.	3,000,000	89,790
Geberit AG1	500,000	77,175
ASSA ABLOY AB, Class B1	4,720,000	75,726
Northrop Grumman Corp.	1,500,000	73,215
Lockheed Martin Corp.	950,000	71,231
Jiangsu Expressway Co. Ltd., Class H1	79,422,000	62,801
Sandvik AB1	5,700,000	57,712
Southwest Airlines Co.	6,900,000	56,442
Union Pacific Corp.	858,000	51,317
Finmeccanica SpA[1]	2,740,000	43,873
Ellaktor SA1	4,795,000	41,394
East Japan Railway Co.[1]	485,000	31,695
Singapore Post Private Ltd.[1]	43,500,000	28,227
Metso Oyj[1]	1,035,000	26,147
Tyco International Ltd.	693,750	21,985
Vallourec SA1	118,000	18,000
Contax Participações SA, ordinary nominative	38,106	1,605
		6,178,554

UTILITIES — 7.40%
GDF Suez[1]	35,347,768	1,493,396
RWE AG1	7,346,000	681,783
E.ON AG1	14,013,142	594,117
Fortum Oyj[1]	22,138,000	580,061
Public Service Enterprise Group Inc.	9,795,000	310,208
SUEZ Environnement Co.[1]	11,789,954	243,034
Cia. Energética de Minas Gerais — Cemig, preferred nominative	14,802,676	218,963
FirstEnergy Corp.	4,495,000	202,859
Veolia Environnement[1]	5,685,843	197,290
Electricité de France SA1	3,713,093	195,176
Gas Natural SDG, SA1	7,572,658	159,470
Exelon Corp.	3,000,000	150,060
Dominion Resources, Inc.	4,456,422	147,419
PPL Corp.	4,960,000	145,824
NTPC Ltd.[1]	29,619,270	129,001
Hongkong Electric Holdings Ltd.[1]	22,021,500	122,978
China Resources Power Holdings Co. Ltd.[1]	8,800,000	21,511
		5,593,150

CONSUMER STAPLES — 7.19%
Philip Morris International Inc.	20,813,086	951,366
Wesfarmers Ltd.[1]	32,635,068	690,907
Anheuser-Busch InBev NV1	9,347,150	403,959
Anheuser-Busch InBev NV1,2	3,247,475	19
Nestlé SA1	9,357,330	389,361
Coca-Cola Co.	7,482,000	364,897
Danone SA1	5,938,845	323,414
Pernod Ricard SA1	3,444,115	268,723
Tesco PLC[1]	37,435,000	229,403
Diageo PLC[1]	14,751,000	229,270
Reynolds American Inc.	4,470,282	204,337
Wilmar International Ltd.[1]	36,270,000	164,658
Procter & Gamble Co.	3,000,000	162,330
Tingyi (Cayman Islands) Holding Corp.[1]	86,020,000	154,156
PepsiCo, Inc.	2,210,000	125,241
Altria Group, Inc.	6,517,000	119,131
SABMiller PLC[1]	5,016,000	116,336
Kellogg Co.	2,468,400	116,237
Kraft Foods Inc., Class A	3,000,000	85,050
Imperial Tobacco Group PLC[1]	2,000,000	56,156
L’Oréal SA1	508,100	50,137
Shoppers Drug Mart Corp.	1,185,000	46,551
Koninklijke Ahold NV1	3,400,597	39,933
Avon Products, Inc.	1,100,000	35,057
Molson Coors Brewing Co., Class B	681,000	32,266
Colgate-Palmolive Co.	411,000	29,880
Foster’s Group Ltd.[1]	5,700,000	26,324
H.J. Heinz Co.	353,000	13,590
Sara Lee Corp.	703,224	6,814
		5,435,503

ENERGY — 6.64%
Royal Dutch Shell PLC, Class B1	16,542,059	450,138
Royal Dutch Shell PLC, Class A1	7,850,000	217,923
Royal Dutch Shell PLC, Class A (ADR)	3,504,000	194,367
Royal Dutch Shell PLC, Class B (ADR)	689,599	37,335
BP PLC[1]	97,483,534	839,817
Eni SpA[1]	29,673,000	704,772
Woodside Petroleum Ltd.[1]	10,488,285	431,647
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	11,173,400	370,957
OAO Gazprom (ADR)[1]	15,882,000	330,390
TOTAL SA1	4,739,000	272,585
ConocoPhillips	5,140,000	231,454
Sasol Ltd.[1]	5,737,000	217,491
Canadian Oil Sands Trust	5,257,800	132,093
Canadian Oil Sands Trust[4]	1,100,000	27,636
China National Offshore Oil Corp.[1]	104,014,900	135,990
Husky Energy Inc.	3,456,000	93,078
PetroChina Co. Ltd., Class H1	76,850,000	84,447
OAO LUKOIL (ADR)[1]	1,400,000	69,495
Canadian Natural Resources, Ltd.	1,040,000	59,582
Marathon Oil Corp.	1,340,000	41,366
Schlumberger Ltd.	700,000	39,340
Chevron Corp.	550,000	38,467
		5,020,370

MATERIALS — 3.75%
Linde AG1	5,780,800	582,663
Akzo Nobel NV1	8,819,000	500,088
Syngenta AG1	1,484,000	349,448
BASF SE1	3,583,000	187,463
Koninklijke DSM NV1	3,084,500	112,705
Rautaruukki Oyj[1]	4,696,570	110,078
Israel Chemicals Ltd.[1]	9,655,000	108,111
CRH PLC[1]	4,125,000	106,266
Shin-Etsu Chemical Co., Ltd.[1]	1,522,600	89,728
Holcim Ltd[1,2]	1,240,908	84,085
POSCO[1]	211,230	77,640
OneSteel Ltd.[1]	23,247,000	63,608
Impala Platinum Holdings Ltd.[1]	2,555,900	60,257
ArcelorMittal[1]	1,632,654	58,915
Weyerhaeuser Co.	1,375,000	51,411
James Hardie Industries NV1,2	8,758,347	50,743
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	2,062,750	48,710
voestalpine AG1	1,397,000	45,050
Packaging Corp. of America	1,800,000	36,648
Givaudan SA1	35,132	25,314
Makhteshim-Agan Industries Ltd.[1]	5,235,000	24,021
Dow Chemical Co.	1,098,700	23,391
Huabao International Holdings Ltd.[1]	19,755,000	20,483
Potash Corp. of Saskatchewan Inc.	167,000	14,781
		2,831,607

MISCELLANEOUS — 4.27%
Other common stocks in initial period of acquisition		3,228,572

Total common stocks (cost: $65,177,453,000)		68,292,562

Preferred stocks — 0.30%

FINANCIALS — 0.30%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%[5,6]	95,000,000	113,688
JPMorgan Chase & Co., Series I, 7.90%[6]	41,090,000	39,278
Barclays Bank PLC 14.00%[6]	15,565,000	31,702
Wells Fargo & Co. 7.98%[6]	15,069,000	13,637
Wachovia Capital Trust III 5.80%[6]	8,675,000	5,725
Wells Fargo Capital XV 9.75%[6]	3,130,000	3,193
Wells Fargo Capital XIII 7.70%[6]	875,000	766
Lloyds Banking Group PLC 6.657% preference shares[5,6]	30,300,000	13,051
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[6]	14,250,000	6,847

Total preferred stocks (cost: $192,323,000)		227,887

Warrants — 0.00%

FINANCIALS — 0.00%
Citigroup Inc., warrants, expire 2019[1,2]	19.615385	—

Total warrants (cost: $0)		—

Convertible securities — 0.37%	Shares or principal amount	Value (000)

CONSUMER DISCRETIONARY — 0.23%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	5,559,555	$161,783
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	92,500	11,724
		173,507

FINANCIALS — 0.12%
Citigroup, Series M, Common Stock Equivalent[1,2]	15.615385	74,173
IMMOFINANZ AG 2.75% convertible notes 2014	€9,800,000	8,967
Digital Realty Trust, Inc. Series D, 5.50% convertible preferred	210,000	5,958
		89,098

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		19,911

Total convertible securities (cost: $320,709,000)		282,516

	Principal amount
Bonds & notes — 1.02%	(000)

FINANCIALS — 0.40%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	$10,000	10,083
Westfield Group 5.40% 2012[5]	1,275	1,304
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	14,525	14,117
Westfield Group 7.50% 2014[5]	6,530	7,022
Westfield Group 5.70% 2016[5]	13,081	12,475
Westfield Group 7.125% 2018[5]	21,111	21,722
Simon Property Group, LP 5.60% 2011	8,750	9,076
Simon Property Group, LP 5.00% 2012	7,510	7,704
Simon Property Group, LP 5.25% 2016	7,075	6,824
Simon Property Group, LP 6.10% 2016	1,725	1,722
Simon Property Group, LP 5.875% 2017	330	334
Simon Property Group, LP 6.125% 2018	1,780	1,803
Simon Property Group, LP 10.35% 2019	11,635	14,381
SLM Corp., Series A, 5.125% 2012	14,667	11,521
SLM Corp., Series A, 5.00% 2013	8,874	6,508
SLM Corp., Series A, 5.375% 2013	4,738	3,638
SLM Corp., Series A, 5.05% 2014	673	467
SLM Corp., Series A, 5.375% 2014	6,515	4,614
SLM Corp., Series A, 5.00% 2015	2,308	1,633
SLM Corp., Series A, 5.00% 2018	6,605	3,948
SLM Corp., Series A, 8.45% 2018	8,760	6,749
SLM Corp., Series A, 5.625% 2033	767	427
PLD International Finance LLC 4.375% 2011	€7,700	10,575
ProLogis 7.625% 2014	$790	783
ProLogis 5.625% 2015	9,635	8,601
ProLogis 5.625% 2016	6,085	5,305
ProLogis 5.75% 2016	585	521
ProLogis 6.625% 2018	15,075	13,470
SB Capital SA 5.93% 2011	7,000	7,228
SB Capital SA 6.48% 2013	21,600	21,956
ERP Operating LP 6.625% 2012	500	534
ERP Operating LP 5.20% 2013	2,500	2,536
ERP Operating LP 5.25% 2014	9,508	9,484
ERP Operating LP 5.125% 2016	6,356	6,043
ERP Operating LP 5.375% 2016	1,020	979
ERP Operating LP 5.75% 2017	3,935	3,819
HBOS PLC 6.75% 2018[5]	25,765	21,521
Capital One Financial Corp. 6.15% 2016	25	23
Capital One Bank 8.80% 2019	10,000	10,732
Capital One Capital III 7.686% 2036[6]	165	131
Standard Chartered Bank 6.40% 2017[5]	8,451	8,230
AXA SA 8.60% 2030	8,000	8,229
Discover Financial Services 6.45% 2017	3,057	2,669
Discover Financial Services 10.25% 2019	4,334	4,754
Developers Diversified Realty Corp. 5.50% 2015	3,744	3,044
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,065	1,043
Kimco Realty Corp., Series C, 4.904% 2015	1,185	1,047
		301,329

CONSUMER DISCRETIONARY — 0.17%
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,435	5,435
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	53,904	56,549
DaimlerChrysler North America Holding Corp. 5.875% 2011	19,850	20,665
DaimlerChrysler North America Holding Corp. 6.50% 2013	23,675	25,238
Marks and Spencer Group PLC 6.25% 2017[5]	100	96
Marks and Spencer Group PLC 7.125% 2037[5]	15,550	14,425
NTL Cable PLC 9.50% 2016	5,450	5,627
Delphi Automotive Systems Corp. 6.55% 2006[7]	14,955	150
		128,185

TELECOMMUNICATION SERVICES — 0.14%
Open Joint Stock Co. Vimpel Communications 8.375% 2011	2,500	2,594
VIP Finance Ireland Ltd. 8.375% 2013	12,605	12,687
Open Joint Stock Co. Vimpel Communications 9.125% 2018	18,280	18,440
Telecom Italia Capital SA, Series B, 5.25% 2013	12,850	13,457
Telecom Italia Capital SA 4.95% 2014	12,050	12,451
OJSC Mobile TeleSystems 8.375% 2010	23,096	23,933
Nextel Communications, Inc., Series F, 5.95% 2014	14,050	11,872
Nextel Communications, Inc., Series D, 7.375% 2015	8,950	7,686
		103,120

CONSUMER STAPLES — 0.12%
Altria Group, Inc. 9.70% 2018	6,230	7,633
Altria Group, Inc. 9.25% 2019	57,265	69,232
British American Tobacco International Finance PLC 8.125% 2013[5]	9,000	10,248
CVS Caremark Corp. 6.943% 2030[8]	1,031	1,020
		88,133

MATERIALS — 0.09%
ArcelorMittal 9.85% 2019	24,060	27,527
CRH America Inc. 6.95% 2012	8,500	8,932
CRH America, Inc. 6.00% 2016	1,260	1,239
CRH America, Inc. 8.125% 2018	14,870	16,015
International Paper Co. 9.375% 2019	14,675	16,517
		70,230

ENERGY — 0.08%
Gaz Capital SA, Series 13, 6.605% 2018	€6,133	8,151
Gaz Capital SA 8.146% 2018	$19,330	19,161
Gaz Capital SA, Series 9, 6.51% 2022	6,603	5,423
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	6,737	7,090
Gaz Capital SA 7.288% 2037	19,430	15,981
Husky Energy Inc. 5.90% 2014	490	528
Husky Energy Inc. 7.25% 2019	390	442
		56,776

MORTGAGE-BACKED OBLIGATIONS[8] — 0.02%
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.083% 2036[6]	$22,133	13,732

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.00%
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.535% 2016[6]	€6,300	3,812

UTILITIES — 0.00%
Progress Energy, Inc. 7.05% 2019	$2,000	2,312

Total bonds & notes (cost: $675,798,000)		767,629

Short-term securities — 7.78%

Freddie Mac 0.17%–1.00% due 9/1/2009–5/17/2010	1,673,416	1,672,776
U.S. Treasury Bills 0.185%–0.67% due 9/10–12/31/2009	1,311,220	1,310,982
Federal Home Loan Bank 0.155%–0.98% due 9/4/2009–6/8/2010	1,055,976	1,055,499
Fannie Mae 0.16%–0.70% due 9/2/2009–7/7/2010	611,429	611,092
International Bank for Reconstruction and Development 0.19%–0.48% due 9/22–12/18/2009	200,000	199,958
Canada Bills 0.25%–0.40% due 9/14–10/20/2009	143,200	143,171
Total Capital SA 0.24% due 9/9–9/18/2009[5]	100,000	99,998
KfW 0.23%–0.32% due 9/9–10/23/2009[5]	77,300	77,277
BNP Paribas Finance Inc. 0.25%–0.26% due 11/12–11/25/2009	63,500	63,454
Province of Ontario 0.25%–0.26% due 9/9–9/30/2009	60,900	60,893
Private Export Funding Corp. 0.30% due 9/9/2009[5]	50,000	49,999
State Street Corp., FDIC insured, 0.70% due 9/4/2009	50,000	49,998
Westpac Banking Corp. 0.31% due 9/8/2009[5]	50,000	49,996
General Electric Co. 0.24% due 9/23/2009	50,000	49,992
BNZ International Funding Ltd. 0.23% due 10/28/2009[5]	30,000	29,989
National Australia Funding (Delaware) Inc. 0.295% due 12/1/2009[5]	20,000	19,980
Pfizer Inc 0.25% due 9/4/2009[5]	44,180	44,179
Old Line Funding, LLC 0.35% due 9/9/2009[5]	40,900	40,895
British Columbia (Province of) 0.53% due 9/21/2009	33,000	32,994
UBS Finance (Delaware) LLC 0.19% due 9/1/2009	30,000	30,000
Calyon North America Inc. 0.24% due 9/3/2009	30,000	29,999
Coca-Cola Co. 0.30% due 9/28/2009[5]	25,900	25,894
Rabobank USA Financial Corp. 0.30% due 9/3/2009	25,000	24,999
GlaxoSmithKline Finance PLC 0.18% due 9/23/2009[5]	25,000	24,997
CBA (Delaware) Finance Inc. 0.28% due 11/3/2009	24,500	24,489
Emerson Electric Co. 0.22% due 9/2/2009[5]	20,000	20,000
Yale University 0.28% due 12/1/2009	20,000	19,983
Siemens Capital Co. LLC 0.15% due 9/28/2009[5]	17,000	16,998

Total short-term securities (cost: $5,879,063,000)		5,880,481

Total investment securities (cost: $72,245,346,000)		75,451,075
Other assets less liabilities		149,352

Net assets		$75,600,427

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $47,640,163,000, which represented 63.02% of the net assets of the fund. This amount includes $47,565,990,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 2/28/2003 at a cost of $5,113,000) may be subject to legal or contractual restrictions on resale.

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $748,184,000, which represented .99% of the net assets of the fund.

[6]	Coupon rate may change periodically.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended August 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/09 (000)

Air France*	14,268,220	1,273,000	—	15,541,220	$—	$238,622
ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	4,651	145,363
Kesa Electricals PLC	26,593,098	—	—	26,593,098	654	60,976
James Hardie Industries NV†	23,384,347	—	14,626,000	8,758,347	—	—
					$5,305	$444,961

*This security was an unaffiliated issuer in its initial period of acquisition at 11/30/2008; it was not publicly disclosed.
†	Unaffiliated issuer at 8/31/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$2,827,127	$9,449,737	*	$—	$12,276,864
Telecommunication services	2,885,001	4,500,912	*	—	7,385,913
Consumer discretionary	1,396,764	5,523,237	*	—	6,920,001
Health care	1,874,904	4,900,916	*	—	6,775,820
Information technology	3,485,312	3,160,896	*	—	6,646,208
Industrials	2,361,035	3,817,519	*	—	6,178,554
Utilities	1,175,333	4,417,817	*	—	5,593,150
Consumer staples	2,292,747	3,142,756	*	—	5,435,503
Energy	1,265,675	3,754,695	*	—	5,020,370
Materials	174,941	2,656,666	*	—	2,831,607
Miscellaneous	987,733	2,240,839	*	—	3,228,572
Preferred stocks	—	227,887		—	227,887
Convertible securities	187,412	95,104		—	282,516
Bonds & notes	—	767,629		—	767,629
Short-term securities	—	5,880,481		—	5,880,481
Total	$20,913,984	$54,537,091		$—	$75,451,075

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended August 31, 2009 (dollars in thousands):

	Beginning value at 12/1/2008	Net purchases	Net unrealized depreciation	Net transfers out of Level 3	Ending value at 8/31/2009
Investment securities	$—	$63,750	$(38,740)	$(25,010)	$—

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $47,565,990,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,254,280
Gross unrealized depreciation on investment securities	(6,125,332)
Net unrealized appreciation on investment securities	3,128,948
Cost of investment securities for federal income tax purposes	72,322,127

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-933-1009O-S21460

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: October 29, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: October 29, 2009